Liabilities to Credit Institutions - Additional Information (Details) € in Millions, ¥ in Millions, kr in Millions		1 Months Ended			6 Months Ended
	Feb. 14, 2024 USD ($)	Apr. 30, 2023 USD ($)	Apr. 30, 2023 SEK (kr)	Oct. 31, 2022	Jun. 30, 2025 USD ($)	Jun. 30, 2025 EUR (€)	Mar. 19, 2025 USD ($)	Mar. 19, 2025 CNY (¥)	Feb. 11, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Feb. 14, 2023 USD ($)
Liabilities To Credit Institutions [Line Items]
Liabilities to credit institutions balance					$ 120,645,000					$ 121,973,000
Sustainable revolving credit facility agreement, increase in undrawn amount	$ 100,000,000											$ 50,000,000
Percentage of quarterly tangible solvency ratio financial covenant level	30.00%
Amendments to Sustainable Revolving Credit Facility Agreement and Term Loan B Credit Agreement
Liabilities To Credit Institutions [Line Items]
Limitations on draw down facilities relating with covenants									$ 0
Amendments to Sustainable Revolving Credit Facility Agreement and Term Loan B Credit Agreement | Top of Range
Liabilities To Credit Institutions [Line Items]
Last four quarters consolidated group EBITDA									0
Last Four Quarters Consolidated Group EBITDA									0
300 Basis Points
Liabilities To Credit Institutions [Line Items]
Impact on loss before tax, increase					200,000
Impact on loss before tax, decrease					$ 1,100,000
Currency Risk SEK/USD
Liabilities To Credit Institutions [Line Items]
Percentage of increase decrease in foreign exchange rate					10.00%
Impact on loss before tax					$ 11,700,000
Floating Interest Rate | 300 Basis Points
Liabilities To Credit Institutions [Line Items]
Sensitivity analysis for interest rate risk reasonably possible decrease impact on loss before tax					3.00%	3.00%
Sensitivity analysis for interest rate risk reasonably possible increase impact on loss before tax					3.00%	3.00%
TLB Credit Agreement
Liabilities To Credit Institutions [Line Items]
Term loan facility, Amount		$ 130,000,000
Maturity					3
Term loan facility period		5 years	5 years
Liabilities to credit institutions balance, Net					$ 119,900,000					120,700,000
TLB Credit Agreement | SOFR
Liabilities To Credit Institutions [Line Items]
Borrowings, amortization percentage		1.00%	1.00%
TLB Credit Agreement | SOFR with Floor Rate
Liabilities To Credit Institutions [Line Items]
Borrowings, interest rate		2.50%			2.50%	2.50%
TLB Credit Agreement | SOFR with Base Rate
Liabilities To Credit Institutions [Line Items]
Borrowings, interest rate		7.50%
TLB Credit Agreement | Base Rate with Floor Rate
Liabilities To Credit Institutions [Line Items]
Borrowings, interest rate		3.50%
TLB Credit Agreement | Base rate
Liabilities To Credit Institutions [Line Items]
Borrowings, interest rate		6.50%
SRCF Agreement
Liabilities To Credit Institutions [Line Items]
Agreement reset term		SRCF Agreement was reset to three years and six months, with a one year uncommitted extension option	SRCF Agreement was reset to three years and six months, with a one year uncommitted extension option
Reduced commitments		$ 192,100,000	kr 2,100
Uncommitted incremental revolving facility option		$ 45,700,000	kr 500
Commitments initial margin percentage		4.00%	4.00%
Utilized loan amount					$ 0					0
EIF Facility
Liabilities To Credit Institutions [Line Items]
Borrowings extended term				3 years
Liabilities to credit institutions balance					$ 700,000	€ 0.6				1,300,000	€ 1.3
EIF Facility | Term Loan
Liabilities To Credit Institutions [Line Items]
Maturity					October 2025
Existing Facility | Amendments to Sustainable Revolving Credit Facility Agreement and Term Loan B Credit Agreement | Bottom of Range
Liabilities To Credit Institutions [Line Items]
Last four quarters consolidated group EBITDA									75,000,000
Last Four Quarters Consolidated Group EBITDA									$ 75,000,000
CMB Credit Facility
Liabilities To Credit Institutions [Line Items]
Utilized loan amount					$ 0
CMB Credit Facility | Working Capital Credit Facility
Liabilities To Credit Institutions [Line Items]
Liabilities to credit institutions balance							$ 4,200,000	¥ 30
TLB Credit Agreement and EIF Facility
Liabilities To Credit Institutions [Line Items]
Liabilities to credit institutions balance					$ 120,600,000					$ 122,000,000